Capital management and solvency	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Capital management and solvency
16. Capital management and solvency

EUR millions	June 30, 2024 ¹	December 31, 2023

Group Own Funds	14,155	14,250

Group SCR	7,462	7,366

Group Solvency ratio	190%	193%
¹ The Group Solvency ratio is an estimates, is not final until filed with the respective supervisory authority.
The Group solvency ratio
decreased from 193% at
31 December, 2023
to 190% at
30 June, 2024
driven by the call of the EUR 700 million Tier 2
(-9%-pts),
which was announced in March 2024 and executed in April 2024, the EUR 200 million second half 2024
share buyback
(-3%-pts)
announced in May 2024, the for
eseeab
le interim dividend of

EUR 0.16 per share (-4%-pts)

and the fungibility haircut on China in Group solvency
(-2%-pts).
Impact is partly offset by OCG
(+7%-pts)
and beneficial impacts from both markets
(+3%-pts)
and management actions
(+2%-pts),
mainly in the US. After completion of the a.s.r. combination the contribution of the a.s.r. stake in the Group solvency ratio is based on a.s.r.’s excess assets over liabilities and SCR. The revaluation of this stake in 1H 2024 combined with the EUR 114 million received dividend improved the Group solvency ratio with
+2%-pt.
The table below provides the composition of Aegon’s Eligible Own Funds across Tiers:

EUR millions	June 30, 2024 ¹	December 31, 2023

Tier 1- unrestricted	10,219	9,633

Tier 1- restricted	1,857	1,852

Tier 2	1,503	2,198

Tier 3	576	567

Total Eligible Own Funds	14,155	14,250
¹ The Group Solvency ratio is an estimates, is not final until filed with the respective supervisory authority.
Liquidity
Aegon entered into a new Revolving Credit Facility (RCF) effective June 29, 2024. Initially established in 2005, this facility has been extended periodically. Eleven banks participated, each contributing USD 125 million, resulting in a total facility size of USD 1.375 billion. The facility amount was reduced from EUR 1.733 billion to USD 1.375 billion. In addition, Aegon’s syndicated USD 1.5 billion Letter of Credit Facility (LCF) maturing in 2026 was reduced to USD 750 million as of June 28, 2024.